Prepaid Expenses and Other Assets, Current (Tables)	3 Months Ended
Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other assets, current consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Research and development claims receivable	$30,791	$24,711
Prepayments	7,477	10,206
VAT receivable	3,292	3,124
Lease receivables from terminations	4,480	1,237
Grant income receivable	411	414
Other receivable	257	199
Deferred cost	1,554	3,008
Total prepaid expenses and other current assets	$48,262	$42,899